As filed with the U.S. Securities and Exchange Commission on April 1, 2022

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 159	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 159	☒

RBC FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 376-7128

Kathleen A. Gorman

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402-4422

(612) 376-7128

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 11, 2022 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Post-Effective Amendment No. 156 (the “Amendment”) to the Registration Statement of RBC Funds Trust was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 19, 2022 to register Class A, Class I and Class R6 shares of RBC China Equity Fund, a new series of the Registrant. Pursuant to Rule 485(a)(2), the Amendment would have become effective on April 4, 2022. This Post-Effective Amendment No. 159 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 11, 2022 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 159 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 159 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 159 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 1st day of April, 2022.

RBC FUNDS TRUST

By:	/s/ Kathleen A. Gorman
Kathleen A. Gorman President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	/s/ Kathleen A. Gorman	Date: April 1, 2022
Kathleen A. Gorman
Trustee, President and Chief Executive Officer

	/s/ Kathleen A. Hegna	Date: April 1, 2022
Kathleen A. Hegna
Chief Financial Officer and Principal Accounting Officer

Trustees

	*	*
	Leslie H. Garner, Jr.	Lucy Hancock Bode

	*	*
	Phillip G. Goff	Ronald James

	*	*
	John A. MacDonald	James R. Seward

*By:	/s/ Kathleen A. Gorman	Date: April 1, 2022
Kathleen A. Gorman, attorney-in-fact